CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 130,365	808,865	397,435
Restricted cash			3,317
Short-term investments	4,290	26,615
Accounts receivable, net of allowance of RMB7,256 and RMB5,977 in 2013 and 2014, respectively	14,384	89,243	74,646
Amounts due from related parties	2,626	16,293	658
Prepaid rent	62,076	385,158	363,581
Inventories	4,816	29,882	34,013
Other current assets	25,881	160,582	116,979
Deferred tax assets	12,898	80,026	51,759
Total current assets	257,336	1,596,664	1,042,388
Property and equipment, net	629,749	3,907,343	3,634,039
Intangible assets, net	16,848	104,537	101,845
Long-term investments	36,909	229,005	90,517
Goodwill	10,421	64,654	64,842
Other assets	31,788	197,233	184,013
Deferred tax assets	13,453	83,470	67,408
Total assets	996,504	6,182,906	5,185,052
Current liabilities:
Accounts payable	103,261	640,691	677,305
Amounts due to a related party	1,032	6,403	5,593
Salary and welfare payable	29,986	186,051	147,238
Deferred revenue	82,885	514,268	297,284
Accrued expenses and other current liabilities	50,449	313,017	249,185
Income tax payable	9,610	59,630	26,053
Deferred tax liabilities	113	701	151
Total current liabilities	277,336	1,720,761	1,402,809
Deferred rent	133,838	830,414	653,831
Deferred revenue	25,046	155,395	118,818
Amounts due to a related party	658	4,083	8,167
Other long-term liabilities	34,774	215,762	147,565
Deferred tax liabilities	6,089	37,778	26,071
Total liabilities	477,741	2,964,193	2,357,261
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 247,551,999 and 250,747,255 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	30	184	182
Additional paid-in capital	383,839	2,381,568	2,315,083
Retained earnings	136,547	847,220	539,872
Accumulated other comprehensive loss	(1,935)	(12,008)	(39,384)
Total China Lodging Group, Limited shareholders' equity	518,481	3,216,964	2,815,753
Noncontrolling interest	282	1,749	12,038
Total equity	518,763	3,218,713	2,827,791
Total liabilities and equity	$ 996,504	6,182,906	5,185,052